Cash and cash equivalents (excluding overdrafts) (Tables)	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Summary of Cash and Cash Equivalents

All figures in £ millions	2024	2023
Cash at bank and in hand	444	312
Short-term bank deposits	99	–
Cash and cash equivalents	543	312

All figures in £ millions	2024	2023
Cash and cash equivalents	543	312
Bank overdrafts	–	(3)
Cash and cash equivalents in the cash flow statement	543	309